Leases (Details) - Schedule of right-of-use assets obtained in exchange for new lease liabilities - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2022
Schedule Of Right Of Use Assets Obtained In Exchange For New Lease Liabilities [Abstract]
Total operating lease cost:	$ 502,966
Weighted-average remaining lease term	2 years	1 year
Weighted-average discount rate	6.00%